Revenue and Other Operating Income - Summary of Revenues and Other Operating Income (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Revenue And Other Operating Income [Line Items]
Total Revenues	$ 2,829,682,404	$ 2,548,384,317	$ 2,624,576,323
Temporary leasing of generating facilities	686,126	10,662,952	2,777,404
SEC fine revocation	1,161,837
Commodity derivative income	6,814,747	4,473,463	5,967,739
Income from insurance claims			121,117,605
Income from claim collection (insurance)	6,352,546	10,799,437	5,952,589
Income from sanctions to users	3,419,398	1,314,193	87,275
Other income	7,112,477	9,767,835	10,355,425
Total other income	25,547,131	37,017,880	146,258,037
Energy Sales [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from sale of electricity	2,585,248,169	2,380,736,600	2,405,903,242
Generation [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from sale of electricity	1,489,763,351	1,111,508,158	1,090,021,527
Generation [Member] | Regulated Customers [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from sale of electricity	532,353,167	480,168,004	540,017,333
Generation [Member] | Non-regulated Customers [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from sale of electricity	893,147,380	571,587,710	524,559,735
Generation [Member] | Spot Market Sales [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from sale of electricity	64,262,804	59,752,444	25,444,459
Electricity and Fuels [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from sale of electricity	1,095,484,818	1,269,228,442	1,315,881,715
Electricity and Fuels [Member] | Other Consumers [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from sale of electricity	104,894,576	124,719,139	132,052,695
Electricity and Fuels [Member] | Residential [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from sale of electricity	597,631,419	608,703,250	552,124,205
Electricity and Fuels [Member] | Business [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from sale of electricity	293,442,712	366,874,872	450,108,855
Electricity and Fuels [Member] | Industrial [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from sale of electricity	99,516,111	168,931,181	181,595,960
Other Sales [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue	156,907,706	58,870,872	124,113,792
Revenue from sale of natural gas	129,442,332	38,808,266	97,564,262
Other Sales [Member] | Sales of Products and Services [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from rendering of services	27,465,374	20,062,606	26,549,530
Revenue from Other Services [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from rendering of services	87,526,529	108,776,845	94,559,289
Revenue from Other Services [Member] | Tolls and Transmission [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from rendering of services	29,341,568	41,859,311	31,232,252
Revenue from Other Services [Member] | Metering Equipment Leases [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from rendering of services	2,967,964	3,387,302	2,131,427
Revenue from Other Services [Member] | Services and Business Advisories Provided [Member[
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from rendering of services	44,126,106	53,121,851	47,455,465
Revenue from Other Services [Member] | Other services
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from rendering of services	$ 11,090,891	$ 10,408,381	$ 13,740,145